Change in Provisions and Other (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Abstract]
Beginning balance	$ 13,232	$ 15,461
Expensed during the year	3,359	2,613
Payment of deductibles and uninsured claims	(4,271)	(3,929)
Effects of foreign currency exchange differences	1,053	(913)
Ending balance	$ 13,373	$ 13,232